Note 14 - Income Taxes (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Income Tax Expense (Benefit), Total		$ 0	$ 0
Foreign Income Tax Expense (Benefit), Continuing Operations, Total		$ 21,538	$ 69,811
Effective Income Tax Rate Reconciliation, Percent, Total		(0.36%)	(1.31%)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	21.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		$ 800,000
Deferred Tax Assets, Valuation Allowance, Total		22,043,149	$ 21,197,343
IRC Section 382, Pre-change Losses Carryforward, Limitation, Annual		2,400,000	2,400,000
Operating Loss Carryforwards, Cumulative Amount Release From Section 382		15,700,000
Operating Loss Carryforwards, After Change of Ownership		38,100,000
Operating Loss Carryforwards, Subject to IRC Section 382		$ 53,700,000
Open Tax Year	2017 2018 2019	2017 2018 2019
Federal and State [Member]
Operating Loss Carryforwards, Total		$ 77,800,000	73,800,000
Foreign Tax Authority [Member]
Operating Loss Carryforwards, Total		$ 2,600,000	$ 1,900,000